Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Acquisition
Schedule of purchase price for the acquisition

Amount
RMB
Total Cash consideration	99,896
Plus: Equity consideration	16,969
Purchase consideration	116,865

Schedule of fair value of the assets acquired and liabilities assumed

	Amount	Amortization
	RMB	Period
Intangible assets
Customer relationships	3,300	3 years
Trade names	4,822	10 years
Technologies	17,833	7 years
Goodwill	115,414
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(18,021)
Deferred tax liabilities	(6,483)
	116,865